Costs (Tables)	12 Months Ended
Dec. 31, 2021
Costs
Schedule of information about purchase, services and other charges

(€ million)	2021	2020	2019
Production costs - raw, ancillary and consumable materials and goods	41,174	21,432	36,272
Production costs - services	10,646	9,710	11,589
Lease expense and other	1,233	876	1,478
Net provisions for contingencies	707	349	858
Other expenses	1,983	1,317	879
	55,743	33,684	51,076
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(185)	(128)	(197)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(5)	(5)
	55,549	33,551	50,874

Schedule of information about payroll and related costs

Payroll and related costs

(€ million)	2021	2020	2019
Wages and salaries	2,182	2,193	2,417
Social security contributions	455	458	449
Cost related to employee benefit plans	165	102	85
Other costs	204	239	213
	3,006	2,992	3,164
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(111)	(118)	(152)
- capitalized direct costs associated with self-constructed assets - intangible assets	(7)	(11)	(16)
	2,888	2,863	2,996

Schedule of information about average number of employees

The Group average number and breakdown of employees by category is reported below:

	2021		2020		2019
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	966	18	993	17	1,014	16
Junior managers	9,143	78	9,280	73	9,267	77
Employees	15,747	380	15,995	349	15,945	361
Workers	5,476	284	4,780	287	4,910	287
	31,332	760	31,048	726	31,136	741

Schedule of information about compensation of key management personnel

(€ million)	2021	2020	2019
Wages and salaries	29	30	28
Post-employment benefits	3	2	2
Other long-term benefits	15	12	12
Indemnities upon termination of employment	—	21	12
	47	65	54